Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2022
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Assets under construction	Office and other equipment	Right of use assets	Total
2022	€’000	€’000	€’000	€’000
Cost
At January 1, 2022	17,161	185	1,111	18,457
Additions during the year	9,100	574	893	10,567
At September 30, 2022	26,261	759	2,004	29,024

Depreciation
At January 1, 2022	—	(28)	(318)	(346)
Charge for year	—	(86)	(325)	(411)
At September 30, 2022	—	(114)	(643)	(757)

Net book values
At September 30, 2022	26,261	645	1,361	28,267
At December 31, 2021	17,161	157	793	18,111

	Assets under construction	Office and other equipment	Right of use assets	Total
2021	€’000	€’000	€’000	€’000
Cost
At January 1, 2021	6	—	—	6
Additions during the year	17,155	185	1,111	18,451
At December 31, 2021	17,161	185	1,111	18,457

Depreciation
At January 1, 2021	—	—	—	—
Charge for year	—	(28)	(318)	(346)
At December 31, 2021	—	(28)	(318)	(346)

Net book values
At December 31, 2021	17,161	157	793	18,111
At December 31, 2020	6	—	—	6